Cover	Sep. 19, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 19, 2022
Entity File Number	001-41090
Entity Registrant Name	LEGATO MERGER CORP. II
Entity Central Index Key	0001883814
Entity Tax Identification Number	85-1783294
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	777 Third Avenue
Entity Address, Address Line Two	37th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	319-7676
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of common stock and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of common stock and one-half of one redeemable warrant
Trading Symbol	LGTOU
Security Exchange Name	NASDAQ
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	LGTO
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, exercisable for common stock at an exercise price of $11.50 per share
Trading Symbol	LTGOW
Security Exchange Name	NASDAQ